Accounts receivable, net - Summary of accounts receivable, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, net
Accounts receivable	¥ 4,214,787	¥ 4,371,898
Less: allowance for doubtful accounts	(422,146)	(481,186)	¥ (252,905)	¥ (100,040)
Accounts Receivable, Net, Current	¥ 3,792,641	¥ 3,890,712